CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current
Cash	$ 66,938	$ 1,309
Due from related parties	145,325	41,734
Total current assets	212,263	43,043
Capital assets	189	444
Assets from discontinued operations	5,531	27,567
Total assets	217,983	71,054
Current
Accounts payable	304,110	299,574
Accrued liabilities	161,461	161,047
Due to related parties	255,826	230,306
Common share purchase warrants liability	368,082	0
Total current liabilities	1,089,479	690,927
Liabilities from discontinued operations	5,358	682
Total liabilities	1,094,837	691,609
SHAREHOLDERS' DEFICIENCY
Authorized 62,500,000 Common Shares, $0.0008 per share par value Issued and outstanding 21,906,742 Common Shares (December 31, 2016 - 11,906,742)	17,525	9,525
Additional paid-in capital	42,655,469	42,604,878
Deficit accumulated during the exploration stage	(43,549,848)	(43,234,958)
Total shareholders' deficiency	(876,854)	(620,555)
Total liabilities and shareholders' deficiency	$ 217,983	$ 71,054